UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6251

               AllianceBernstein Multi-Market Strategy Trust, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO] AllianceBernstein (SM)
Investment Research and Management

AllianceBernstein Multi-Market
Strategy Trust


Emerging Market Fixed Income

                                              Semi-Annual Report--April 30, 2004

    Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 15, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Multi-Market Strategy Trust (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies
This open-end fund seeks the highest level of current income that is available, consistent with what we consider to be prudent investment risk, from a portfolio of high-quality debt securities having remaining maturities of not more than five years. The Fund seeks investment opportunities in foreign, as well as domestic, securities markets. Normally at least 70% of the Fund's assets will be invested in debt securities denominated in foreign currencies. The Fund limits its investments in a single currency other than the U.S. dollar to 25% of its net assets, except for the euro, in which the Fund may invest up to 50% of its net assets.

Investment Results
The following table provides performance data for the Fund and its benchmark, the Merrill Lynch 1-5 Year Government Bond Index (the "Index"), for the six- and 12-month periods ended April 30, 2004. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Short World Multi-Market Income Funds Average (the "Lipper Average").

--------------------------------------------------------------------------------

   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                    ============================
                                                             Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Multi-Market
   Strategy Trust
     Class A                                          1.56%             1.53%
--------------------------------------------------------------------------------
     Class B                                          1.21%             0.82%
--------------------------------------------------------------------------------
     Class C                                          1.20%             0.65%
--------------------------------------------------------------------------------
   Merrill Lynch
   1-5 Year
   Government
   Bond Index                                         0.55%             1.07%
--------------------------------------------------------------------------------
   Lipper Short
   World Multi-
   Market Income
   Funds
   Average                                            1.37%             3.24%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

   The unmanaged Merrill Lynch 1-5 Year Government Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index consists of short-term U.S. Treasury securities maturing in one to five years and is a standard measure of the performance of a basket of unmanaged short-term Treasury securities. For both the six- and 12-month periods ended April 30, 2004, the Lipper Short World Multi-Market Income Funds Average consisted of 8 funds. These funds have generally similar investment objectives to AllianceBernstein Multi-Market Strategy Trust, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or

--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 1
   average, and their results are not indicative of the performance for any specific investment, including AllianceBernstein Multi-Market Strategy Trust.

   Additional investment results appear on pages 4-6.

--------------------------------------------------------------------------------

For the six-month period ended April 30, 2004, the Fund significantly outperformed its benchmark, the Merrill Lynch 1-5 Year Government Bond Index. In addition, the Fund's Class A shares outperformed its peer group, as represented by the Lipper Short World Multi-Market Income Funds Average. The Fund's outperformance was primarily the result of its underweighted positions in U.S. Treasury securities and overweighted positions in Canadian and European government bonds, particularly German and Italian government bonds.

For the six-month reporting period, hedged Canadian government bonds returned 3.14%, while German and Italian government bonds returned 2.62% and 2.46%, respectively. U.S. government securities however, as represented by the Index, returned only 0.55% and underperformed most global developed government markets due to a sharp sell-off in April 2004.

The Fund's Canadian government bonds benefited from multiple interest rate cuts in addition to the strength of the Canadian dollar against the U.S. dollar. European countries such as Germany and Italy exhibited signs that their economic recovery was less robust which supported their bond markets as compared to the U.S. The German economy declined by 0.1% and Italy's economy grew 0.4% in 2003. Additionally, manufacturers' con fidence in Italy suffered a larger-than-expected fall in February 2004.

Market Review and Investment Strategy
Global bond markets rebounded strongly in the first quarter of 2004, as escalating geopolitical tensions and concerns regarding the sustainability of the U.S. economic recovery began to surface primarily due to a weak job market. Early in April 2004, however, the U.S. Treasury market sold off dramatically on a surprisingly strong 308,000 gain in March payroll employment, as well as less accommodating comments regarding interest rate policy from the U.S. Federal Reserve. U.S. Treasury yields moved up sharply across the maturity spectrum as the market began to price-in an eventual interest rate hike. April's positive economic data, and resulting U.S. Treasury sell-off, led other global bond markets into negative territory for April. Europe continued to show slower growth than the rest of the world. Although Canadian and European bonds sold off in April, it was to a much lesser degree and more a reaction to the U.S. than to domestic fundamentals.

During the six-month reporting period ended April 30, 2004, we maintained a large holding in Canadian government bonds. The Canadian economy remained sluggish and the Bank of Canada continued cutting interest rates, making four consecutive 25 basis point cuts since July 2003. In April 2004, we reduced the Fund's Canadian exposure by half as spreads tightened and Canada seemed to have reached the end of its interest rate easing cycle. Alternately, we added exposure to European government bonds, particularly German government bonds.


--------------------------------------------------------------------------------
2 o AllianceBernstein Multi-Market Strategy Trust

PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
5/29/91
Class B Shares
5/29/91
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $222.6


SECURITY TYPE BREAKDOWN*
   52.9% Sovereign Debt
   24.5% Corporate Debt
   17.0% U.S. Government &
         Government Sponsored                  [PIE GRAPH OMITTED]
         Agency Obligations

    5.6% Short-Term


*The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 3

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                     1 Year         1.53%                    -2.79%
                    5 Years         3.75%                     2.85%
                   10 Years         4.45%                     4.00%

                 SEC Yield*         0.96%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                                                          SEC Returns
                    1 Year                                   -1.13%
                    5 Years                                   3.22%
                   10 Years                                   4.09%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.


A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests in bonds and fixed-income securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.

--------------------------------------------------------------------------------
4 o AllianceBernstein Multi-Market Strategy Trust

INVESTMENT RESULTS



CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                    NAV Returns               SEC Returns
                       1 Year          0.82%                    -2.10%
                      5 Years          2.96%                     2.96%
                     10 Years(a)       3.95%                     3.95%

                   SEC Yield*          0.25%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)

--------------------------------------------------------------------------------
                                                          SEC Returns
                         1 Year                              -0.42%
                        5 Years                               3.29%
                     10 Years(a)                              4.03%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests in bonds and fixed-income securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.



(a) Assumes conversion of Class B shares into Class A shares after six years.
* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 5

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                     1 Year         0.65%                    -0.32%
                    5 Years         2.96%                     2.96%
                   10 Years         3.63%                     3.63%

                 SEC Yield*         0.29%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                                                          SEC Returns
                     1 Year                                   1.38%
                    5 Years                                   3.32%
                   10 Years                                   3.72%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations and can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests in bonds and fixed-income securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

* SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2004.


--------------------------------------------------------------------------------
6 o AllianceBernstein Multi-Market Strategy Trust

PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


                                                   Principal
                                                      Amount
                                                       (000)      U.S. $ Value
--------------------------------------------------------------------------------

Australia-6.3%
Debt Obligations-5.7%
Commonwealth Bank of Australia
   7.13%, 7/10/06(a) ................      US$        5,000      $ 5,446,315
European Investment Bank
   5.30%, 4/26/05(a) ................      AUD       10,000        7,162,180
                                                                 -----------
                                                                  12,608,495
                                                                 -----------
Government Obligation-0.6%
Queensland Treasury Corp.
   6.50%, 6/14/05(a) ................                 1,900        1,383,316
                                                                 -----------
Total Australian Securities
   (cost $12,222,094) ...............                             13,991,811
                                                                 -----------
Belgium-2.9%
Government Obligation-2.9%
Kingdom of Belgium
   7.00%, 5/15/06(a)
   (cost $6,113,791) ................      EUR        5,000        6,508,675
                                                                 -----------
Canada-6.3%
Debt Obligations-6.3%
Citigroup Finance Canada, Inc.
   4.30%, 4/25/06(a) ................      CAD       10,000        7,508,754
   4.78%, 6/20/05(a) ................                 3,500        2,629,162
GE Capital Funding
   5.30%, 7/24/07(a) ................                 5,000        3,849,103
                                                                 -----------
Total Canadian Securities
   (cost $12,847,357) ...............                             13,987,019
                                                                 -----------
Chile-1.6%
Government Obligation-1.6%
Banco Central Chile Peso
   8.00%, 9/01/07(a)
   (cost $2,790,653) ................      CLP    1,935,000        3,458,555
                                                                 -----------
Denmark-1.6%
Government Obligation-1.6%
Kingdom of Denmark
   7.00%, 11/15/07(a)
   (cost $3,489,161) ................      DKK       20,000        3,630,823
                                                                 -----------
Germany-11.4%
Debt Obligation-3.9%
Kredit Fuer Wiederaufbau
   4.50%, 8/03/06(a) ................      EUR        7,000        8,715,158
                                                                 -----------


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 7

                                                   Principal
                                                      Amount
                                                       (000)      U.S. $ Value
--------------------------------------------------------------------------------

Government Obligation-7.5%
Bundesobligation
   4.50%, 8/18/06(a) ................      EUR           13,390      $16,702,058
                                                                     -----------
Total German Securities
   (cost $24,506,605) ...............                                 25,417,216
                                                                     -----------
Ireland-3.0%
Government Obligation-3.0%
Republic of Ireland
   4.25%, 10/18/07(a)
   (cost $6,630,396) ................                     5,325        6,632,149
                                                                     -----------
Italy-14.7%
Government Obligation-14.7%
Republic of Italy
   6.75%, 7/01/07(a)
   (cost $31,911,885) ...............                    24,500       32,701,530
                                                                     -----------
Netherlands-3.6%
Government Obligation-3.6%
Government of Netherlands
   5.25%, 7/15/08(a)
   (cost $7,366,746) ................                     6,150        7,946,335
                                                                     -----------
New Zealand-2.2%
Government Obligation-2.2%
Government of New Zealand
   8.00%, 11/15/06(a)
   (cost $5,339,642) ................      NZD            7,500        4,925,201
                                                                     -----------
Poland-1.2%
Debt Obligation-1.2%
European Investment Bank
   17.00%, 3/24/05(a)
   (cost $2,600,053) ................      PLN           10,000        2,703,263
                                                                     -----------
Spain-5.4%
Government Obligation-5.4%
Government of Spain
   7.35%, 3/31/07(a)
   (cost $10,082,796) ...............      EUR            9,000       12,110,168
                                                                     -----------
Sweden-9.7%
Government Obligation-9.7%
Government of Sweden
   6.50%, 5/05/08(a)
   (cost $20,890,035) ...............      SEK          148,945       21,525,306
                                                                     -----------


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8 o AllianceBernstein Multi-Market Strategy Trust

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom-2.1%
Debt Obligation-2.1%
UBS London
   8.00%, 1/08/07(a)
   (cost $4,967,808) ................       GBP      2,500     $  4,741,614
                                                               ------------
United States-22.2%
Debt Obligations-5.3%
Citibank, NA
   14.50%, 6/16/05(a) ...............       PLN      7,000        1,885,757
Citigroup, Inc.
   0.80%, 10/30/08(a) ...............       JPY    500,000        4,528,199
Citigroup, Inc.
   6.75%, 12/01/05(a) ...............       US$      5,000        5,347,570
                                                               ------------
                                                                 11,761,526
                                                               ------------
U.S. Government & Government
Sponsored Agency Obligations-16.9%
Federal Home Loan Bank
   2.75%, 3/14/08(a) ................                3,500        3,405,381
Federal Home Loan Mortgage Corp.
   3.50%, 2/15/08(a) ................       EUR      9,500       11,481,654
Federal National Mortgage Association
   1.75%, 3/26/08(a) ................       JPY  1,110,000       10,539,947
U.S. Treasury Notes
   2.25%, 2/15/07(a) ................       US$     10,425       10,281,656
   3.13%, 9/15/08(a) ................                2,000        1,973,986
                                                               ------------
                                                                 37,682,624
                                                               ------------
Total United States Securities
   (cost $48,688,474) ...............                            49,444,150
                                                               ------------
SHORT-TERM INVESTMENT-5.6%
Repurchase Agreement-5.6%
Greenwich Capital Markets Inc.
   1.01%, dated 4/30/04, due 5/3/04
   in the amount of $12,500,000 (cost
   $12,500,000; collateralized by
   $13,000,000 FNMA, 4.75%, due
   2/21/13 value, $12,630,313) .........            12,500       12,500,000
                                                               ------------
Total Investments-99.8%
   (cost $212,947,496) ..............                           222,223,815
Other assets less liabilities-0.2% ..                               424,329
                                                               ------------
Net Assets-100% .....................                          $222,648,144
                                                               ============


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                               AllianceBernstein Multi-Market Strategy Trust o 9

PUT OPTIONS WRITTEN (see Note D)

                                     Exercise     Expiration        U.S. $
Description          Contracts          Price          Month         Value
--------------------------------------------------------------------------------
Japanese Yen         350,000,000         $110.15     May '04       $(8,784)

(premium received $19,700)

FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                       U.S. $
                      Contract       Value on         U.S. $        Unrealized
                        Amount    Origination        Current     Appreciation/
                         (000)           Date          Value    (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts
British Pound,
  settling 5/11/04       4,500    $ 8,225,100    $ 7,980,030    $ (245,070)
Canadian Dollar,
  settling 5/05/04      51,421     37,615,682     37,509,763      (105,919)
Euro Dollar,
  settling 5/26/04       1,703      2,024,137      2,037,166        13,029
Japanese Yen,
  settling 5/21/04     123,716      1,121,852      1,121,463          (389)
New Zealand Dollar,
  settling 5/04/04       2,185      1,434,038      1,363,904       (70,134)
Polish Zloty,
  settling 6/15/04      16,620      4,125,000      4,122,268        (2,732)

Sale Contracts
Australian Dollar,
  settling 6/04/04       9,110      6,581,763      6,539,711        42,052
British Pound,
  settling 5/11/04       8,034     14,723,364     14,246,954       476,410
Canadian Dollar,
  settling 5/05/04      70,941     53,275,277     51,748,615     1,526,662
Chilean Peso,
  settling 8/17/04   1,981,868      3,454,839      3,172,343       282,496
Danish Krona,
  settling 5/28/04      22,166      3,540,805      3,564,284       (23,479)
Euro Dollar,
  settling
  5/26/04-6/15/04       87,553    104,360,854    104,786,185      (425,331)
Japanese Yen,
  settling 5/21/04   1,190,214     10,989,666     10,789,108       200,558
New Zealand Dollar,
  settling 5/04/04      10,247      6,494,358      6,396,502        97,856
Polish Zloty,
  settling 6/15/04      20,921      5,216,777      5,189,125        27,652
Swedish Krona,
  settling 5/28/04     170,572     22,159,747     22,315,117      (155,370)


--------------------------------------------------------------------------------
10 o AllianceBernstein Multi-Market Strategy Trust

(a) Positions, or portions thereof, with an aggregate market value of $209,723,815 have been segregated to collateralize forward exchange currency contracts.
Glossary:
FNMA   - Federal National Mortgage Association

Currency Abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
CLP - Chilean Peso
DKK - Danish Krona
EUR - Euro Dollar
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
US$ - United States Dollar


See notes to financial statements.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 11

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $212,947,496).   $   222,223,815
Cash....................................................           554,446
Foreign cash, at value (cost $1,155,748)................         1,145,686
Receivable for investment securities sold and foreign
   currency contracts...................................        81,832,959
Interest receivable.....................................         5,356,192
Unrealized appreciation of forward exchange
   currency contracts...................................         2,666,715
Receivable for capital stock sold.......................             7,675
                                                           ---------------
Total assets............................................       313,787,488
                                                           ---------------
Liabilities
Outstanding options written, at value
(premium received $19,700)..............................             8,784
Payable for investment securities purchased and foreign
   currency contracts...................................        88,686,295
Payable for capital stock redeemed......................           644,566
Dividends payable.......................................           253,905
Advisory fee payable....................................            99,069
Distribution fee payable................................            72,312
Unrealized depreciation of forward exchange
   currency contracts...................................         1,028,424
Accrued expenses and other liabilities..................           345,989
                                                           ---------------
Total liabilities.......................................        91,139,344
                                                           ---------------
Net Assets..............................................   $   222,648,144
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        39,131
Additional paid-in capital..............................       240,629,888
Distributions in excess of net investment income........        (5,538,128)
Accumulated net realized loss on investment
   and foreign currency transactions....................       (23,017,100)
Net unrealized appreciation of investments
   and foreign currency denominated assets and
   liabilities..........................................        10,534,353
                                                           ---------------
                                                            $  222,648,144
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($201,314,549/35,389,133 shares of capital stock
   issued and outstanding)..............................            $5.69
Sales charge--4.25% of public offering price............              .25
                                                                    -----
Maximum offering price..................................            $5.94
                                                                    =====
Class B Shares
Net asset value and offering price per share
   ($9,513,808/1,669,394 shares of capital stock
   issued and outstanding)..............................            $5.70
                                                                    =====
Class C Shares
Net asset value and offering price per share
   ($11,819,787/2,072,477 shares of capital stock
   issued and outstanding)..............................            $5.70
                                                                    =====


See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein Multi-Market Strategy Trust

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)


Investment Income
Interest (net of foreign taxes
   withheld of $94,482)................                    $     4,832,965
Expenses
Advisory fee...........................  $       716,186
Distribution fee--Class A..............          321,825
Distribution fee--Class B..............           56,074
Distribution fee--Class C..............           64,821
Transfer agency........................          391,699
Custodian..............................          161,877
Printing...............................           74,941
Audit and legal........................           67,068
Administrative.........................           52,833
Registration...........................           22,397
Directors' fees........................            9,656
Miscellaneous..........................           11,584
                                         ---------------
Total expenses.........................        1,950,961
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........          (78,255)
Less: expense offset arrangement
   (see Note B)........................              (31)
                                         ---------------
Net expenses...........................                          1,872,675
                                                           ---------------
Net investment income..................                          2,960,290
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                            940,208
   Written options.....................                             19,784
   Foreign currency transactions.......                         (1,905,732)
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................                            780,491
   Written options.....................                             10,916
   Foreign currency denominated assets
     and liabilities...................                          1,088,725
                                                           ---------------
Net gain on investment and foreign
   currency transactions...............                            934,392
                                                           ---------------
Net Increase in Net Assets from
   Operations..........................                    $     3,894,682
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 13

STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended    Year Ended
                                          April 30, 2004     October 31,
                                            (unaudited)          2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     2,960,290   $     7,739,246
Net realized gain (loss) on investment
   and foreign currency transactions...         (945,740)        3,205,577
Net change in unrealized
   appreciation/depreciation of
   investments and foreign
   currency denominated assets
   and liabilities.....................        1,880,132        (5,700,747)
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        3,894,682         5,244,076

Dividends and Distributions
to Shareholders from
Net investment income
   Class A.............................       (3,711,950)       (1,056,498)
   Class B.............................         (154,459)          (53,345)
   Class C.............................         (179,108)          (62,195)
Tax return of capital
   Class A.............................               -0-      (11,616,504)
   Class B.............................               -0-         (586,549)
   Class C.............................               -0-         (683,856)
Capital Stock Transactions
Net decrease...........................      (29,089,022)      (35,017,265)
                                         ---------------   ---------------
Total decrease.........................      (29,239,857)      (43,832,136)
Net Assets
Beginning of period....................      251,888,001       295,720,137
                                         ---------------   ---------------
End of period (including distributions in
   excess of net investment income of
   ($5,538,128) and ($4,452,901),
   respectively).......................  $   222,648,144   $   251,888,001
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o AllianceBernstein Multi-Market Strategy Trust

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Multi-Market Strategy Trust, Inc. (the "Fund") was incorporated in the State of Maryland as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold currently with a contingent deferred sales charge which declines from 3.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 15

NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its invest-


--------------------------------------------------------------------------------
16 o AllianceBernstein Multi-Market Strategy Trust ment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $78,255. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2004, such fees amounted to $52,833.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 17

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $239,467 for the six months ended April 30, 2004.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $31 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,263 from the sale of Class A shares and received $12, $11,170 and $534 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,746,147 and $1,844,974 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding U.S.
  government securities)...............  $    58,330,513   $    79,455,181
U.S. government securities.............       31,439,024        56,429,756


--------------------------------------------------------------------------------
18 o AllianceBernstein Multi-Market Strategy Trust

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions and options written) are as follows:

Gross unrealized appreciation...........................   $    10,228,374
Gross unrealized depreciation...........................          (952,055)
                                                           ---------------
Net unrealized appreciation.............................   $     9,276,319
                                                           ---------------

1. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 19

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended April 30, 2004 were as follows:

                                             Number of        Premiums
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
  October 31, 2003.....................               -0-  $            -0-
Options written........................      355,000,000            56,270
Options terminated in closing purchase
  transactions.........................        5,000,000           (36,570)
                                         ---------------   ---------------
Options outstanding at
  April 30, 2004.......................      350,000,000   $        19,700
                                         ===============   ===============

3. Interest Rate Swap Agreements
The Fund may enter into currency and interest rate swap agreements to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the foreign securities or currencies.


--------------------------------------------------------------------------------
20 o AllianceBernstein Multi-Market Strategy Trust

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

NOTE E
Capital Stock
There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:



              =================================  ===============================
                            Shares                       Amount
              =================================  ===============================
              Six Months Ended     Year Ended     Six Months Ended   Year Ended
                April 30, 2004    October 31,       April 30, 2004   October 31,
                   (unaudited)           2003          (unaudited)          2003
              ------------------------------------------------------------------
Class A
Shares sold            197,399      2,323,078      $   1,133,088   $  14,460,733
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends            386,750      1,303,825          2,216,736      6,922,813
--------------------------------------------------------------------------------
Shares converted
  from Class B         102,992        240,685            589,448      1,179,092
--------------------------------------------------------------------------------
Shares redeemed     (4,706,870)    (9,476,739)       (26,976,177)   (55,219,312)
--------------------------------------------------------------------------------
Net decrease        (4,019,729)    (5,609,151)     $ (23,036,905)  $(32,656,674)
--------------------------------------------------------------------------------

Class B
Shares sold            223,645      1,807,039      $   1,282,464   $ 10,605,567
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends             19,367         65,535            111,274        388,225
--------------------------------------------------------------------------------
Shares converted
  to Class A          (102,792)      (240,270)          (589,448)    (1,179,092)
--------------------------------------------------------------------------------
Shares redeemed       (731,196)    (1,600,672)        (4,199,482)    (9,595,642)
--------------------------------------------------------------------------------
Net increase
  (decrease)          (590,976)        31,632      $  (3,395,192)  $    219,058
--------------------------------------------------------------------------------

Class C
Shares sold             88,530      1,534,825      $     507,023 $   8,955,177
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends             22,280         73,948            128,093       433,726
--------------------------------------------------------------------------------
Shares redeemed       (573,156)    (2,053,800)        (3,292,041)  (11,968,552)
--------------------------------------------------------------------------------
Net decrease          (462,346)      (445,027)     $  (2,656,925) $ (2,579,649)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 21

NOTE F
Risks Involved in Investing in the Fund
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE H
Distribution to Shareholders
The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distribu-


--------------------------------------------------------------------------------
22 o AllianceBernstein Multi-Market Strategy Trust tions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                               2003             2002
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $    1,172,038   $            -0-
                                         --------------   ---------------
Total taxable distributions...........        1,172,038                -0-
   Tax return of capital..............       12,886,909        15,859,902
                                         --------------   ---------------
Total distributions paid..............   $   14,058,947   $    15,859,902(a)
                                         --------------   ---------------


As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (23,323,480)(b)
Unrealized appreciation/(depreciation).................         5,707,139(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   (17,616,341)
                                                          ---------------


(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward of $22,071,360 of which $973,274 expires in the year 2004, $572,902 expires in the year 2005, $6,799,602 expires in the year 2007, $9,788,373 expires in the year 2008, $3,634,196 expires in the year 2009 and $303,013 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $809,575, and $5,293,734 of capital loss carryforwards expired. For the year ended October 31, 2003, the cumulative deferred loss on straddles was $1,252,120.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 23

Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

        (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

        (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

        (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles


--------------------------------------------------------------------------------
24 o AllianceBernstein Multi-Market Strategy Trust

Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 25

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ==============================================================================
                                                                           Class A
                                          ==============================================================================
                                           Six Months
                                                Ended
                                            April 30,                           Year Ended October 31,
                                                 2004         ----------------------------------------------------------
                                          (unaudited)         2003      2002(a)         2001          2000          1999
                                          ------------------------------------------------------------------------------
Net asset value,
   beginning of period...................       $5.70        $5.89        $5.99      $  6.08       $  6.29       $  6.64
                                          ------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b).................         .07          .17          .19          .35           .38           .42
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..........................         .02         (.06)         .02          .13          (.19)         (.22)
                                          ------------------------------------------------------------------------------
Net increase in net asset
   value from operations.................         .09          .11          .21          .48           .19           .20
                                          ------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.....................        (.10)        (.03)          -0-        (.32)         (.38)         (.42)
Distributions in excess of
   net investment income.................          -0-          -0-          -0-          -0-         (.02)         (.02)
Tax return of capital....................          -0-        (.27)        (.31)        (.25)           -0-         (.11)
                                          ------------------------------------------------------------------------------
Total dividends and
   distributions.........................        (.10)        (.30)        (.31)        (.57)         (.40)         (.55)
                                          ------------------------------------------------------------------------------
Net asset value, end of period ..........     $  5.69       $ 5.70      $  5.89      $  5.99       $  6.08        $ 6.29
                                          ==============================================================================
Total Return
Total investment return based
   on net asset value(c).................        1.56%        1.88%        3.74%        8.27%         3.17%         2.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).......................    $201,314     $224,504     $264,978     $289,265      $305,610      $396,867
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements.......................        1.50%(d)     1.49%        1.49%        1.48%         1.52%(e)      1.44%(e)
  Expenses, before waivers/
    reimbursements.......................        1.56%(d)     1.49%        1.49%        1.48%         1.52%(e)      1.44%(e)
  Net investment income..................        2.55%(d)     2.87%        3.22%        5.87%         6.25%         6.23%
Portfolio turnover rate..................          39%         113%         115%          79%           82%          124%


See footnote summary on page 29.


--------------------------------------------------------------------------------
26 o AllianceBernstein Multi-Market Strategy Trust




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ==============================================================================
                                                                           Class B
                                          ==============================================================================
                                           Six Months
                                                Ended
                                            April 30,                           Year Ended October 31,
                                                 2004         ----------------------------------------------------------
                                          (unaudited)         2003      2002(a)         2001          2000          1999
                                          ------------------------------------------------------------------------------
Net asset value,
   beginning of period...................     $  5.71      $  5.90      $  6.01      $  6.10       $  6.32       $  6.66
                                          ------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b).................         .05          .12          .14          .30           .33           .36
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..........................         .02         (.05)         .02          .13          (.19)         (.22)
                                          ------------------------------------------------------------------------------
Net increase in net asset
   value from operations.................         .07          .07          .16          .43           .14           .14
                                          ------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.....................        (.08)        (.02)          -0-        (.29)         (.34)         (.36)
Distributions in excess of
   net investment income.................          -0-          -0-          -0-          -0-         (.02)         (.02)
Tax return of capital....................          -0-        (.24)        (.27)        (.23)           -0-         (.10)
                                          ------------------------------------------------------------------------------
Total dividends and
   distributions.........................        (.08)        (.26)        (.27)        (.52)         (.36)         (.48)
                                          ------------------------------------------------------------------------------
Net asset value, end of period ..........     $  5.70       $ 5.71      $  5.90      $  6.01       $  6.10        $ 6.32
                                          ==============================================================================
Total Return
Total investment return based
   on net asset value(c).................        1.21%        1.17%        2.84%        7.49%         2.30%         2.13%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).......................      $9,514      $12,904      $13,150      $11,311       $13,052       $18,129
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements......................        2.24%(d)     2.23%        2.24%        2.24%         2.28%(e)      2.15%(e)
  Expenses, before waivers/
     reimbursements......................        2.31%(d)     2.23%        2.24%        2.24%         2.28%(e)      2.15%(e)
  Net investment income..................        1.80%(d)     2.13%        2.44%        5.05%         5.44%         5.46%
Portfolio turnover rate..................          39%         113%         115%          79%           82%          124%


See footnote summary on page 29.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ==============================================================================
                                                                           Class C
                                          ==============================================================================
                                           Six Months
                                                Ended
                                            April 30,                           Year Ended October 31,
                                                 2004         ----------------------------------------------------------
                                          (unaudited)         2003      2002(a)         2001          2000          1999
                                          ------------------------------------------------------------------------------
Net asset value,
   beginning of period...................       $5.71        $5.90        $6.01      $  6.10       $  6.31       $  6.65
                                          ------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b).................         .05          .13          .14          .30           .34           .36
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions..........................         .02         (.06)         .02          .13          (.19)         (.22)
                                          ------------------------------------------------------------------------------
Net increase in net asset
   value from operations.................         .07          .07          .16          .43           .15           .14
                                          ------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.....................        (.08)        (.02)          -0-        (.29)         (.34)         (.36)
Distributions in excess of
   net investment income.................          -0-          -0-          -0-          -0-         (.02)         (.02)
Tax return of capital....................          -0-        (.24)        (.27)        (.23)           -0-         (.10)
                                          ------------------------------------------------------------------------------
Total dividends and
   distributions.........................        (.08)        (.26)        (.27)        (.52)         (.36)         (.48)
                                          ------------------------------------------------------------------------------
Net asset value,
   end of period.........................       $5.70        $5.71        $5.90      $  6.01       $  6.10        $ 6.31
                                          ==============================================================================
Total Return
Total investment return based
   on net asset value(c).................        1.20%        1.17%        2.83%        7.48%         2.46%         2.13%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).......................     $11,820      $14,480      $17,592      $15,208       $16,578       $19,076
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements......................        2.21%(d)     2.20%        2.20%        2.19%         2.22%(e)      2.15%(e)
  Expenses, before waivers/
     reimbursements......................        2.27%(d)     2.20%        2.20%        2.19%         2.22%(e)      2.15%(e)
  Net investment income..................        1.84%(d)     2.15%        2.48%        5.10%         5.52%         5.50%
Portfolio turnover rate..................          39%         113%         115%          79%           82%         124%



See footnote summary on page 29.


--------------------------------------------------------------------------------
28 o AllianceBernstein Multi-Market Strategy Trust

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.14, decrease net realized and unrealized loss on investments per share by $.14 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 5.56% to 3.22% for Class A, from 4.79% to 2.44% for Class B and from 4.83% to 2.48% for Class C. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b) Based on average shares outstanding.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Annualized.
(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                             Year Ended October 31,
                                 2000      1999
                         ------------------------------
   Class A..............         1.50%    1.42%
   Class B..............         2.27%    2.14%
   Class C..............         2.21%    2.14%


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 29

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Marc O. Mayer, President
Michael L. Mon, Vice President
Douglas J. Peebles(2), Vice President
Mark R.Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Mr. Peebles is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
30 o AllianceBernstein Multi-Market Strategy Trust

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds

  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds

  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds

  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series

  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds

  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds

  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds

  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds

  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,31 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 31

NOTES



--------------------------------------------------------------------------------
32 o AllianceBernstein Multi-Market Strategy Trust

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein (SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MMSTSR0404

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.     DESCRIPTION OF EXHIBIT
     -----------     ----------------------
     11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004